The Bedford Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated April 13, 2009

To Prospectus dated December 31, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Fund’s Money Market Portfolio (the “Portfolio”) is currently participating in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The current term of the Program was set to expire on April 30, 2009. The Treasury recently announced a second extension of the Program until September 18, 2009 for all money market funds currently participating in the Program, including the Portfolio. On April 7, 2009, the Board of Directors of the Fund approved the Portfolio’s continued participation in the Program until September 18, 2009. The Board believes that the Portfolio’s continued participation in the Program is in the best interest of shareholders.

To continue its participation in the Program until September 18, 2009, the Portfolio will submit an extension notice and an extension payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of September 19, 2008. The cost of participating in the Program is borne by the Portfolio and is not subject to any voluntary waiver that is in place. Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

As a result of the Portfolio’s continued participation in the Program, the second sentence of the first paragraph under the heading “Participation in U.S. Department of the Treasury Temporary Guarantee Program for Money Market Funds” on page 17 of the Prospectus is hereby deleted and the fifth paragraph under that same section is hereby deleted and replaced with the following:

The Program will expire on September 18, 2009. The U.S. Treasury is not currently authorized to extend the Program beyond September 18, 2009. If a Guarantee Event occurs after the Program expires, neither the Portfolio nor its shareholders will be entitled to any payment under the Program.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Sansom Street Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated April 13, 2009

To Prospectus dated December 31, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Fund’s Money Market Portfolio (the “Portfolio”) is currently participating in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The current term of the Program was set to expire on April 30, 2009. The Treasury recently announced a second extension of the Program until September 18, 2009 for all money market funds currently participating in the Program, including the Portfolio. On April 7, 2009, the Board of Directors of the Fund approved the Portfolio’s continued participation in the Program until September 18, 2009. The Board believes that the Portfolio’s continued participation in the Program is in the best interest of shareholders.

To continue its participation in the Program until September 18, 2009, the Portfolio will submit an extension notice and an extension payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of September 19, 2008. The cost of participating in the Program is borne by the Portfolio and is not subject to any voluntary waiver that is in place. Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

As a result of the Portfolio’s continued participation in the Program, the second sentence of the first paragraph under the heading “Participation in U.S. Department of the Treasury Temporary Guarantee Program for Money Market Funds” on page 15 of the Prospectus is hereby deleted and the fifth paragraph under that same section is hereby deleted and replaced with the following:

The Program will expire on September 18, 2009. The U.S. Treasury is not currently authorized to extend the Program beyond September 18, 2009. If a Guarantee Event occurs after the Program expires, neither the Portfolio nor its shareholders will be entitled to any payment under the Program.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE